Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Table Text Block Supplement [Abstract]
Cash and cash equivalents		¥ 478,392	$ 68,409	¥ 519,849	¥ 615,096
Restricted cash		2,696	386	2,313	¥ 120
Accounts receivable (net of allowance of RMB45,590 and RMB58,895 (US$8,422) as of December 31, 2024 and 2025, respectively)		169,611	24,254	152,013
Contract assets (net of allowance of RMB61,856 and RMB65,651 (US$9,388) as of December 31, 2024 and 2025, respectively)		12,301	1,759	13,855
Inventories		48,576	6,946	53,763
Contract costs		8,399	1,201	8,862
Prepayments and other current assets		18,611	2,661	25,963
Total current assets		738,586	105,616	776,618
Property and equipment, net		31,099	4,447	47,152
Intangible assets, net		284	41	421
Other non-current assets		7,632	1,091	7,926
Operating right-of-use assets		42,774	6,117	53,188
Total non-current assets		81,789	11,696	108,687
TOTAL ASSETS		820,375	117,312	885,305
Accounts payable		40,744	5,826	33,747
Deferred revenue		107,819	15,418	117,895
Customer deposits		592	85	592
Current portion of operating lease liabilities		16,762	2,397	24,567
Total current liabilities		246,978	35,318	266,299
Other non-current liabilities		11,975	1,712	10,425
Non-current portion of operating lease liabilities		24,458	3,497	27,754
Total non-current liabilities		38,133	5,452	38,179
TOTAL LIABILITIES		285,111	40,770	304,478
VIE and VIE's subsidiaries [Member]
Table Text Block Supplement [Abstract]
Cash and cash equivalents		235,390	33,660	150,947
Restricted cash		20	3	20
Accounts receivable (net of allowance of RMB45,590 and RMB58,895 (US$8,422) as of December 31, 2024 and 2025, respectively)		168,097	24,037	151,971
Contract assets (net of allowance of RMB61,856 and RMB65,651 (US$9,388) as of December 31, 2024 and 2025, respectively)		12,301	1,759	13,855
Inter-company receivables	[1]	517,689	74,029	605,656
Inventories		41,863	5,987	44,756
Contract costs		4,177	597	8,862
Prepayments and other current assets		7,915	1,133	13,737
Total current assets		987,452	141,205	989,804
Property and equipment, net		17,205	2,461	19,656
Intangible assets, net		150	22	224
Other non-current assets		4,450	636	5,353
Operating right-of-use assets		25,661	3,669	41,985
Total non-current assets		47,466	6,788	67,218
TOTAL ASSETS		1,034,918	147,993	1,057,022
Accounts payable		39,283	5,617	30,408
Deferred revenue		100,766	14,409	110,652
Inter-company payables	[1]	1,653,528	236,451	1,768,322
Accrued liabilities and other current liabilities		58,391	8,350	61,212
Customer deposits		592	85	592
Current portion of operating lease liabilities		13,129	1,877	13,832
Total current liabilities		1,865,689	266,789	1,985,018
Other non-current liabilities		11,731	1,677	10,171
Non-current portion of operating lease liabilities		12,956	1,853	26,669
Total non-current liabilities		24,687	3,530	36,840
TOTAL LIABILITIES		¥ 1,890,376	$ 270,319	¥ 2,021,858

[1]	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.